Investments in associates and joint ventures (Summary of investments in associates and joint ventures) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments in associates and joint ventures
Beginning of the year	¥ 20,783,259	¥ 19,553,964
Capital injections in associates and joint ventures	596,877	313,197
Share of net profits less loss	1,774,322	1,185,622
Share of other comprehensive income/(loss)	(182,849)	368,696
Share of other capital reserve of equity-method investees	7,607
Dividends	(603,839)	(638,220)
End of the year	¥ 22,375,377	¥ 20,783,259